FINANCIAL INSTRUMENTS AND SIGNIFICANT CONCENTRATIONS (Details Narrative) - USD ($)			9 Months Ended		12 Months Ended
	Nov. 30, 2023	Nov. 02, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Sep. 18, 2024	Jun. 30, 2024	Jan. 31, 2024	Oct. 30, 2023	Feb. 28, 2023	Jan. 31, 2023	Jan. 09, 2023
Warrant purchase											16,000
Warrants exercise price											$ 15.25
Payments of issuance costs			$ 915,000	$ 645,000	$ 1,077,000
Warrant liability
Cash and cash equivalents at carrying value			6,311,000		$ 1,643,000	$ 3,519,000
Supplier Concentration Risk [Member] | Revenue Benchmark [Member] | Five Suppliers [Member]
Concentration of risk percentage					80.00%
Securities Purchase Agreement [Member]
Warrant purchase							1,363,812
Warrants exercise price							$ 3.15			$ 3.83
Fair Value, Inputs, Level 3 [Member] | Warrant [Member]
Warrant liability			$ 600,000
Maximum [Member]
Warrant purchase											16,000
Prefunded Warrants [Member]
Warrant purchase					437,393				413,000
Prefunded Warrants [Member] | Private Placement [Member]
Warrant purchase	850,393											186,667
Warrants exercise price	$ 0.0001											$ 0.0001
Prefunded Warrants [Member] | Maximum [Member] | Private Placement [Member]
Warrant purchase								3,050,768
Prefund Warrant [Member] | Common Stock [Member] | Securities Purchase Agreement [Member] | Private Placement [Member]
Warrant purchase													186,667
Warrants exercise price													$ 0.0001
Common Stock Purchase Warrant [Member] | Common Stock [Member] | Securities Purchase Agreement [Member] | Private Placement [Member]
Warrant purchase												266,667	266,667
Warrants exercise price	$ 3.83											$ 30.00	$ 30
Expiration date	Nov. 02, 2028
November 2023 Private Placement [Member]
Payments of issuance costs		$ 500,000
November 2023 Private Placement [Member] | Private Placement [Member]
Payments of issuance costs		$ 500,000
November 2023 Private Placement [Member] | Prefunded Warrants [Member]
Warrant purchase		850,393
Warrants exercise price		$ 0.0001
November 2023 Private Placement [Member] | Prefunded Warrants [Member] | Private Placement [Member]
Warrant purchase		850,393
Warrants exercise price		$ 0.0001
November 2023 Private Placement [Member] | Common Stock [Member]
Sale of stock		$ 4,000,000.0
Issuance of common stock and warrants in private placement, net of issuance costs, shares		130,000
Payments of issuance costs		$ 500,000
November 2023 Private Placement [Member] | Common Stock [Member] | Private Placement [Member]
Sale of stock		$ 4,000,003
Issuance of common stock and warrants in private placement, net of issuance costs, shares		130,000
November 2023 Private Placement [Member] | Series A Warrant [Member]
Warrants exercise price		$ 3.83
November 2023 Private Placement [Member] | Series A Warrant [Member] | Private Placement [Member]
Warrant purchase		980,393
November 2023 Private Placement [Member] | Series A Warrant [Member] | Maximum [Member]
Warrant purchase		980,393
November 2023 Private Placement [Member] | Series B Warrant [Member]
Warrants exercise price		$ 3.83
November 2023 Private Placement [Member] | Series B Warrant [Member] | Private Placement [Member]
Warrant purchase		980,393
November 2023 Private Placement [Member] | Series B Warrant [Member] | Maximum [Member]
Warrant purchase		980,393
November 2023 Private Placement [Member] | Prefund Warrant [Member]
Warrant purchase													186,667
Warrants exercise price													$ 0.0001
November 2023 Private Placement [Member] | Warrant [Member]
Warrant purchase													266,667
Warrants exercise price		$ 3.83											$ 30
Warrant expiration													Jul. 05, 2028
Expiration date		Nov. 02, 2028